Leases - Residual value exposures (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Residual value exposures
Unguaranteed residual values of finance lease contracts	£ 205	£ 207
Unguaranteed residual values of hire purchase agreements	57	41
Unguaranteed residual values	506	488
within 1 year
Residual value exposures
Unguaranteed residual values of finance lease contracts	68	88
Unguaranteed residual values of hire purchase agreements	55	38
Unguaranteed residual values	175	181
After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of finance lease contracts	32	20
Unguaranteed residual values of hire purchase agreements	2	2
Unguaranteed residual values	69	75
After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of finance lease contracts	67	72
Unguaranteed residual values of hire purchase agreements		1
Unguaranteed residual values	200	179
After 5 years
Residual value exposures
Unguaranteed residual values of finance lease contracts	38	27
Unguaranteed residual values	62	53
Transportation
Residual value exposures
Unguaranteed residual values of operating leases	148	137
Transportation | within 1 year
Residual value exposures
Unguaranteed residual values of operating leases	25	29
Transportation | After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of operating leases	15	22
Transportation | After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of operating leases	94	69
Transportation | After 5 years
Residual value exposures
Unguaranteed residual values of operating leases	14	17
Cars and light commercial vehicles
Residual value exposures
Unguaranteed residual values of operating leases	4	19
Cars and light commercial vehicles | within 1 year
Residual value exposures
Unguaranteed residual values of operating leases	1	5
Cars and light commercial vehicles | After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of operating leases	1	7
Cars and light commercial vehicles | After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of operating leases	2	7
Other
Residual value exposures
Unguaranteed residual values of operating leases	92	84
Other | within 1 year
Residual value exposures
Unguaranteed residual values of operating leases	26	21
Other | After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of operating leases	19	24
Other | After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of operating leases	37	30
Other | After 5 years
Residual value exposures
Unguaranteed residual values of operating leases	£ 10	£ 9